Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Rule One Fund - Founders Class Shares
Shareholder Report [Line Items]
Fund Name	Rule One Fund
Class Name	Founders Class Shares
Trading Symbol	RULRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rule One Fund, Founders Class for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ruleonefund.com. You can also request this information by contacting us at (833) 785‑3663.
Additional Information Phone Number	(833) 785‑3663
Additional Information Website	ruleonefund.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$96	1.99%¹
¹	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.99% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

For the six-month period ended June 30, 2026, the Rule One Fund – Founder's Class Shares (the "Fund") returned -11.69%, compared with returns of 9.76% for the Dow Jones Industrial Average Total Return Index and 10.21% for the S&P 500® Index, the Fund's broad-based benchmarks, over the same period.

What factors influenced performance?

The Fund underperformed its benchmarks primarily because market gains during the period were concentrated in companies we don’t own that are associated with AI infrastructure spending — including Caterpillar (+85.9%) and Cisco (+52.5%) — while many of the fundamentally strong businesses the Fund favors declined in price.

Among the Fund’s holdings, Netflix (-25.7%) was the most significant detractor for the period, as its shares declined despite what we view as strong underlying fundamentals and a wide moat. By contrast, Sprouts Farmers Market (+9.7%) was a notable contributor, illustrating the market’s uneven treatment of the businesses we own.

Our core investment philosophy remains unchanged: when the market becomes overly enthusiastic about an industry, we are sellers; when it becomes overly fearful, we are buyers. Sometimes when Mr. Market overprices with one hand, he underprices with the other. We have started to deploy capital into select businesses we view as oversold, well managed, and cash-flow generative. As of June 30, 2026, the Fund held approximately 35% of its net assets in cash, cash equivalents, short-term bonds, and collateral supporting cash-secured option positions. This cash position continues to weigh on our returns but we consider it an important hedge against a severe market correction.

We continue to adhere to our Rule One principles: we remain patient, we do not chase trends, and we invest in big moat companies at prices we believe are low relative to value. These principles are rooted in a long tradition of value investing, and we believe they continue to serve shareholders well across all market environments.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) *Inception
Average Annual Return [Table Text Block]

Annual Performance

            Average Annual Total Return

	1 Year	5 Years	Since Inception
Founders Class	-17.44%	2.34%	5.46%
S&P 500® Index	22.32%	13.41%	17.06%
Dow Jones Industrial Average Total Return Index	20.65%	10.78%	13.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit ruleonefund.com.
Net Assets	$ 189,512,753
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 1,756,175
Investment Company, Portfolio Turnover	39.70%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Fund Net Assets	$189,512,753
Number of Holdings	40
Total Net Advisory Fee	$1,756,175
Portfolio Turnover Rate	39.70%

Holdings [Text Block]	Sector Breakdown Fund Investments - Asset Type
Largest Holdings [Text Block]
Top Ten Holdings
Federated Government Obligations Fund	33.15%
Netflix, Inc.	14.88%
Constellation Software, Inc.	11.76%
Sprouts Farmers Market, Inc.	8.96%
Salesforce, Inc.	7.94%
Lululemon Athletica, Inc.	7.18%
CALL Zoetis, Inc. 01/21/2028 C40	4.50%
Pool Corp.	3.12%
Zoetis, Inc.	2.28%
Federal National Mortgage Assoc.	1.37%

[1]	Annualized.